Acquisitions and Other Business Activities (Schedule of Supplemental Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
MakerBot [Member]
Business Acquisition [Line Items]
Net sales		$ 518,714
Net loss attributable to Stratasys Ltd.		$ (23,928)
Net loss per ordinary share attributable to Stratasys Ltd. - basic		$ (0.54)
Net loss per ordinary share attributable to Stratasys Ltd. - diluted		$ (0.54)
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Net sales	$ 785,385	$ 546,355
Net loss attributable to Stratasys Ltd.	$ (106,924)	$ (36,259)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (2.12)	$ (0.84)